Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Creation Date	Mar. 02, 2026
Document Effective Date	Mar. 02, 2026
Document Period End Date	Oct. 31, 2025
First Trust Intermediate Government Opportunities ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s Prospectus, the “Fees and Expenses of the Fund” section in the Fund’s prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	0.50%

(1)	Expenses have been restated to reflect the current fiscal year.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628